Fair Value Measurement - Fair Value of Financial Instruments (Detail) - CAD ($) $ in Millions	Jul. 31, 2020	Oct. 31, 2019
Financial assets
Securities	$ 144,344	$ 121,310
Cash collateral on securities borrowed	7,212	3,664
Securities purchased under resale agreements	54,848	56,111
Loans
Residential mortgages	216,469	208,652
Credit card	11,427	12,755
Business and government	138,496	125,798
Derivative instruments	43,476	23,895
Customers' liability under acceptances	9,689	9,167
Deposits
Bank	16,405	11,224
Secured borrowings	40,693	38,895
Derivative instruments	42,875	25,113
Obligations related to securities sold short	16,226	15,635
Obligations related to securities sold under repurchase agreements	64,975	51,801
Subordinated indebtedness	5,822	4,684
Financial assets at amortised cost [member]
Financial assets
Cash and deposits with banks	67,941	16,720
Securities	30,002	20,115
Cash collateral on securities borrowed	7,212	3,664
Securities purchased under resale agreements	49,560	50,913
Loans
Residential mortgages	216,136	208,381
Personal	40,901	43,098
Credit card	10,785	12,335
Business and government	113,962	103,885
Customers' liability under acceptances	9,689	9,167
Other assets	16,199	13,829
Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Financial assets
Cash and deposits with banks	481	639
Securities	60,365	53,984
Securities purchased under resale agreements	5,288	5,198
Loans
Residential mortgages	32	60
Business and government	22,820	21,182
Derivative instruments	43,476	23,895
Financial assets at fair value through profit or loss, designated upon initial recognition or subsequently, category [member]
Financial assets
Securities	460	413
Loans
Business and government	132
Financial assets at fair value through OCI [member]
Financial assets
Securities	53,517	46,798
Carrying value [member]
Financial assets
Cash and deposits with banks	68,422	17,359
Securities	144,344	121,310
Cash collateral on securities borrowed	7,212	3,664
Securities purchased under resale agreements	54,848	56,111
Loans
Residential mortgages	216,168	208,441
Personal	40,901	43,098
Credit card	10,785	12,335
Business and government	136,914	125,067
Derivative instruments	43,476	23,895
Customers' liability under acceptances	9,689	9,167
Other assets	16,199	13,829
Financial liabilities at amortised cost [member]
Deposits
Personal	195,370	176,340
Business and government	302,357	248,367
Bank	16,405	11,224
Secured borrowings	40,254	38,680
Acceptances	9,802	9,188
Cash collateral on securities lent	1,564	1,822
Obligations related to securities sold under repurchase agreements	46,316	51,801
Other liabilities	14,736	14,066
Subordinated indebtedness	5,822	4,684
Financial liabilities at fair value through profit or loss, mandatorily measured at fair value, category [member]
Deposits
Derivative instruments	42,875	25,113
Obligations related to securities sold short	16,226	15,635
Other liabilities	141	114
Financial liabilities at fair value through profit or loss, designated upon initial recognition or subsequently [member]
Deposits
Personal	2,039	1,751
Business and government	9,271	9,135
Secured borrowings	439	215
Obligations related to securities sold under repurchase agreements	18,659
Other liabilities	4	12
Carrying value [member]
Deposits
Personal	197,409	178,091
Business and government	311,628	257,502
Bank	16,405	11,224
Secured borrowings	40,693	38,895
Derivative instruments	42,875	25,113
Acceptances	9,802	9,188
Obligations related to securities sold short	16,226	15,635
Cash collateral on securities lent	1,564	1,822
Obligations related to securities sold under repurchase agreements	64,975	51,801
Other liabilities	14,881	14,192
Subordinated indebtedness	5,822	4,684
Financial assets at fair value [member]
Financial assets
Cash and deposits with banks	68,422	17,359
Securities	144,939	121,453
Cash collateral on securities borrowed	7,212	3,664
Securities purchased under resale agreements	54,848	56,111
Loans
Residential mortgages	218,610	208,693
Personal	40,970	43,120
Credit card	10,785	12,335
Business and government	137,176	125,160
Derivative instruments	43,476	23,895
Customers' liability under acceptances	9,689	9,167
Other assets	16,199	13,829
Financial assets fair value over (under) carrying value [member]
Financial assets
Securities	595	143
Loans
Residential mortgages	2,442	252
Personal	69	22
Business and government	262	93
Financial liabilities at fair value [member]
Deposits
Personal	197,634	178,046
Business and government	312,422	257,872
Bank	16,405	11,224
Secured borrowings	41,088	39,223
Derivative instruments	42,875	25,113
Acceptances	9,802	9,188
Obligations related to securities sold short	16,226	15,635
Cash collateral on securities lent	1,564	1,822
Obligations related to securities sold under repurchase agreements	64,975	51,801
Other liabilities	14,881	14,192
Subordinated indebtedness	6,094	4,925
Financial liabilities, fair value over (under) carrying value [member]
Deposits
Personal	225	(45)
Business and government	794	370
Secured borrowings	395	328
Subordinated indebtedness	$ 272	$ 241